Investment in Associates and Gain on Changes in Equity Interests in an Associate - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 11, 2014	Jan. 01, 2014	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Gain on changes in equity interests in an associate	$ 19,873	$ 0	$ 0
Investments in associates	116,705	7,578
SPI
Schedule of Equity Method Investments [Line Items]
Percentage of ownership interest	25.00%			42.00%	71.00%	71.00%
Gain on changes in equity interests in an associate	19,873
Investments in associates	$ 116,312